Stock Based Compensation - Summary Of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Risk- Free Interest Rate	0.96%	0.90%
Expected Term (in years)	6 years 3 months 3 days	6 years 5 months 15 days
Expected Volatility	77.04%	72.50%
Dividend Yield	0.00%	0.00%